Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Property, Plant and Equipment

The carrying amounts of each class of property, plant and equipment were as follows:

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Land	$3,258,518	$10,165,969	$332,113
Buildings and improvements	58,272,864	78,963,937	2,579,678
Machinery and equipment	66,185,198	108,087,970	3,531,133
Other equipment	1,588,113	6,463,160	211,145
Construction in progress and machinery in transit	5,863,713	10,911,552	356,470

	$135,168,406	$214,592,588	$7,010,539

For the year ended December 31, 2016

	Land	Buildings and improvements	Machinery and equipment	Other equipment	Construction in progress and machinery in transit	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2016	$3,381,300	$94,447,932	$243,283,607	$7,722,408	$6,397,760	$355,233,007
Additions	-	22,341	94,480	470,901	27,093,140	27,680,862
Disposals	-	(684,698)	(5,956,179)	(159,822)	(268,782)	(7,069,481)
Reclassification	-	5,110,102	19,661,732	691,276	(25,463,285)	(175)
Acquisitions through business combinations	-	-	-	1,159	-	1,159
Effect of foreign currency exchange differences	(16,287)	(2,637,502)	(8,882,884)	(251,261)	(45,291)	(11,833,225)

Balance at December 31, 2016	$3,365,013	$96,258,175	$248,200,756	$8,474,661	$7,713,542	$364,012,147

Accumulated depreciation and impairment

Balance at January 1, 2016	$-	$34,646,878	$164,568,298	$5,907,414	$113,342	$205,235,932
Depreciation expenses	-	5,114,263	22,983,290	864,061	-	28,961,614
Impairment losses recognized	-	620	876,123	5,564	5,924	888,231
Disposals	-	(449,198)	(5,544,489)	(151,875)	(100,049)	(6,245,611)
Reclassification	-	(5,123)	9,660	(4,537)	-	-
Acquisitions through business combinations	-	-	-	824	-	824
Effect of foreign currency exchange differences	-	(1,077,896)	(7,392,888)	(236,371)	(1,929)	(8,709,084)

Balance at December 31, 2016	$-	$38,229,544	$175,499,994	$6,385,080	$17,288	$220,131,906

For the year ended December 31, 2017

	Land	Buildings and improvements	Machinery and equipment	Other equipment	Construction in progress and machinery in transit	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2017	$3,365,013	$96,258,175	$248,200,756	$8,474,661	$7,713,542	$364,012,147
Additions	-	350,434	102,301	130,659	23,094,288	23,677,682
Disposals	-	(609,294)	(8,449,949)	(763,937)	(73,248)	(9,896,428)
Reclassification	(35,965)	6,483,392	18,331,738	174,947	(25,428,464)	(474,352)
Effect of foreign currency exchange differences	(70,530)	(2,294,779)	(4,986,843)	(204,250)	557,595	(6,998,807)

Balance at December 31, 2017	$3,258,518	$100,187,928	$253,198,003	$7,812,080	$5,863,713	$370,320,242

Accumulated depreciation and impairment

Balance at January 1, 2017	$-	$38,229,544	$175,499,994	$6,385,080	$17,288	$220,131,906
Depreciation expenses	-	5,156,558	22,722,307	746,422	-	28,625,287
Impairment losses recognized	-	2,310	286,880	368	-	289,558
Disposals	-	(478,903)	(7,540,654)	(720,319)	(17,288)	(8,757,164)
Reclassification	-	(210,080)	34,452	(24,117)	-	(199,745)
Effect of foreign currency exchange differences	-	(784,365)	(3,990,174)	(163,467)	-	(4,938,006)

Balance at December 31, 2017	$-	$41,915,064	$187,012,805	$6,223,967	$-	$235,151,836

For the year ended December 31, 2018

	Land	Buildings and improvements	Machinery and equipment	Other equipment	Construction in progress and machinery in transit	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2018	$3,258,518	$100,187,928	$253,198,003	$7,812,080	$5,863,713	$370,320,242
Additions	-	144,898	192,673	84,860	38,669,807	39,092,238
Disposals	-	(677,206)	(26,493,282)	(2,251,060)	(34,902)	(29,456,450)
Reclassification	-	5,388,709	32,060,513	2,148,211	(39,612,324)	(14,891)
Acquisition through business combinations (Note 30)	6,880,400	37,127,957	95,810,062	11,122,171	5,781,189	156,721,779
Effect of foreign currency exchange differences	27,051	(464,275)	(929,579)	(78,095)	244,069	(1,200,829)

Balance at December 31, 2018	$10,165,969	$141,708,011	$353,838,390	$18,838,167	$10,911,552	$535,462,089

	Land	Buildings and improvements	Machinery and equipment	Other equipment	Construction in progress and machinery in transit	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Accumulated depreciation and impairment

Balance at January 1, 2018	$-	$41,915,064	$187,012,805	$6,223,967	$-	$235,151,836
Depreciation expenses	-	6,325,948	31,751,251	1,816,587	-	39,893,786
Impairment losses recognized	-	29,531	97,680	5,860	-	133,071
Disposals	-	(491,033)	(25,704,778)	(2,070,302)	-	(28,266,113)
Reclassification	-	(265)	-	-	-	(265)
Acquisition through business combinations (Note 30)	-	15,097,920	53,210,063	6,428,174	-	74,736,157
Effect of foreign currency exchange differences	-	(133,091)	(616,601)	(29,279)	-	(778,971)

Balance at December 31, 2018	$-	$62,744,074	$245,750,420	$12,375,007	$-	$320,869,501

	Land	Buildings and improvements	Machinery and equipment	Other equipment	Construction in progress and machinery in transit	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2018	$106,453	$3,273,046	$8,271,741	$255,213	$191,562	$12,098,015
Additions	-	4,734	6,294	2,772	1,263,306	1,277,106
Disposals	-	(22,124)	(865,511)	(73,540)	(1,140)	(962,315)
Reclassification	-	176,044	1,047,387	70,180	(1,294,097)	(486)
Acquisition through business combinations (Note 30)	224,776	1,212,936	3,130,025	363,351	188,866	5,119,954
Effect of foreign currency exchange differences	884	(15,168)	(30,368)	(2,551)	7,973	(39,230)

Balance at December 31, 2018	$332,113	$4,629,468	$11,559,568	$615,425	$356,470	$17,493,044

Accumulated depreciation and impairment

Balance at January 1, 2018	$	$1,369,326	$6,109,533	$203,331	$-	$7,682,190
Depreciation expense	-	206,663	1,037,283	59,346	-	1,303,292
Impairment losses recognized	-	965	3,191	192	-	4,348
Disposals	-	(16,042)	(839,751)	(67,635)	-	(923,428)
Reclassification	-	(9)	-	-	-	(9)
Acquisition through business combinations (Note 30)	-	493,235	1,738,323	210,003	-	2,441,561
Effect of foreign currency exchange differences	-	(4,348)	(20,144)	(957)	-	(25,449)

Balance at December 31, 2018	$-	$2,049,790	$8,028,435	$404,280	$-	$10,482,505

Summary of Property, Plant and Equipment Useful Lives

Each class of property, plant and equipment was depreciated on a straight-line basis over the following useful lives:

Buildings and improvements
Main plant buildings	10-55 years
Cleanrooms	10-20 years
Others	3-20 years
Machinery and equipment	2-10 years
Other equipment	2-20 years